Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Accounting Policy [Line Items]
Allowance for credit losses on notes receivable from participants	$ 0	$ 0